Goodwill and Other Intangibles	12 Months Ended
Mar. 04, 2017
Goodwill and Other Intangible
Goodwill and Other Intangibles

12. Goodwill and Other Intangibles

Goodwill and indefinitely-lived assets, such as certain trademarks acquired in connection with acquisition transactions, are not amortized, but is instead evaluated for impairment on an annual basis at the end of the fiscal year, or more frequently if events or circumstances indicate that impairment may be more likely. When evaluating goodwill for possible impairment, the Company typically performs a qualitative assessment in the fourth quarter of the fiscal year to determine if it is more likely than not that the carrying value of the goodwill exceeds the fair value of the goodwill. However, as part of this qualitative assessment, a quantitative assessment is performed at least once every three years to re-establish a baseline fair value that can be used in current and future qualitative assessments. During the Company’s qualitative assessment it makes significant estimates, assumptions, and judgments, including, but not limited to, the overall economy, industry and market conditions, financial performance of the Company, changes in the Company’s share price, and forecasts of revenue, profit, working capital requirements, and cash flows. The Company considers its two reporting units’, the Retail Pharmacy segment and the Pharmacy Services segment, historical results and operating trends when determining these assumptions. If the Company determines that it is more likely than not that the carrying value of the goodwill exceeds the fair value of the goodwill, it performs the first step of the impairment process, which compares the fair value of a reporting unit to its carrying amount, including the goodwill. The Company estimates the fair value of its reporting units using a combination of a future discounted cash flow valuation model and a comparable market transaction models. If the carrying value of a reporting unit exceeds the fair value, the second step of the impairment process is performed and the implied fair value of a reporting unit is compared to the carrying amount of the goodwill. The implied fair value of the goodwill is determined the same way as the goodwill recognized in a business combination. The Company assigns the fair value of a reporting unit to all of the assets and liabilities of that unit (including unrecognized intangible assets) and any excess goes to the goodwill (its implied fair value). Any excess carrying amount of the goodwill over the implied fair value of the goodwill, is the amount of the impairment loss recognized.

In the fiscal fourth quarter the Company completed a qualitative goodwill impairment assessment, which included a quantitative assessment to re-establish baseline fair value where necessary, and after evaluating the results, events and circumstances of the reporting units, the Company concluded that sufficient evidence existed to assert qualitatively that it is more likely than not that the fair values of the reporting units exceeded their carrying values. Therefore, a two- step impairment assessment was not necessary and no goodwill impairment charge was assessed for the fiscal years ended March 4, 2017 and February 27, 2016.

Below is a summary of the changes in the carrying amount of goodwill by segment for the fiscal years ended March 4, 2017 and February 27, 2016:

	Retail Pharmacy	Pharmacy Services	Total
Balance, February 28, 2015	$43,492	$—	$43,492
Acquisition (see Note 2. Acquisition)	—	1,637,351	1,637,351

Balance, February 27, 2016	$43,492	$1,637,351	$1,680,843
Acquisition (see Note 2. Acquisition)
Change in goodwill resulting from changes to the final purchase price allocation	—	2,004	2,004

Balance, March 4, 2017	$43,492	$1,639,355	$1,682,847

The Company’s intangible assets are finite-lived and amortized over their useful lives. Following is a summary of the Company’s finite-lived and indefinite-lived intangible assets as of March 4, 2017 and February 27, 2016.

	2017				2016
	Gross Carrying Amount	Accumulated Amortization	Net	Remaining Weighted Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Net	Remaining Weighted Average Amortization Period
Favorable leases and other	$386,636	$(308,766)	$77,870	7 years	$382,427	$(292,226)	$90,201	8 years
Prescription files	894,330	(764,840)	129,490	3 years	870,759	(704,037)	166,722	3 years
Customer relationships(a)	465,000	(110,653)	354,347	16 years	465,000	(44,203)	420,797	17 years
CMS license	57,500	(3,872)	53,628	24 years	57,500	(1,572)	55,928	25 years
Claims adjudication and other developed software	58,995	(14,188)	44,807	6 years	59,000	(5,760)	53,240	7 years
Trademarks	20,100	(3,383)	16,717	9 years	20,100	(1,373)	18,727	10 years
Backlog	11,500	(6,453)	5,047	2 years	11,500	(2,619)	8,881	3 years

Total finite	$1,894,061	$(1,212,155)	$681,906		$1,866,286	$(1,051,790)	$814,496
Trademarks	33,500	—	33,500	Indefinite	33,500	—	33,500	Indefinite

Total	$1,927,561	$ (1,212,155)	$ 715,406		$ 1,899,786	$ (1,051,790)	$ 847,996

(a)

Amortized on an accelerated basis which is determined based on the remaining useful economic lives of the customer relationships that are expected to contribute directly or indirectly to future cash flows.

Also included in other non-current liabilities as of March 4, 2017 and February 27, 2016 are unfavorable lease intangibles with a net carrying amount of $23,703 and $30,605, respectively. These intangible liabilities are amortized over their remaining lease terms at time of acquisition.

Amortization expense for these intangible assets and liabilities was $165,579, $131,374 and $64,290 for fiscal 2017, 2016 and 2015, respectively. The anticipated annual amortization expense for these intangible assets and liabilities is 2018—$143,747; 2019—$116,958; 2020—$93,063; 2021—$69,054 and 2022—$47,148.